Investments (Details 23) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	$ 955	$ 470	$ 1,493
Fixed maturity securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	955	470	1,493
Communications Domestic Corporate Debt Securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	41	16	235
Consumer Domestic Corporate Debt Securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	50	36	211
Utility Domestic Corporate Debt Securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	10	3	89
Industrial Domestic Corporate Debt Securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	11	2	30
Finance Domestic Corporate Debt Securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	56	126	452
Corporate fixed maturity securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	169	183	1,043
Foreign government debt securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	486	0	1
RMBS [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	214	117	258
ABS [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	54	84	103
CMBS [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	32	86	88
Other fixed maturity securities [Member]
Entity Sector Industry Classifications [Abstract]
Fixed maturity securities other than temporary impairment losses recognized in earnings, net	$ 1	$ 0	$ 26